Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities

1. Organization and Principal Activities

Noah Holdings Limited (“Company”) was incorporated on June 29, 2007 in the Cayman Islands by six individuals (the “Founders”). The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively, the “Group”), is a leading service provider focusing on distributing wealth management products to the high net worth population in the People’s Republic of China (“PRC”). The Group began offering services in 2005 through Shanghai Noah Investment Management Co., Ltd. (“Noah Investment”), a consolidated variable interest entity, founded in the PRC in August 2005.

The Company’s significant subsidiaries as of December 31, 2012 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Rongyao Investment Consulting Co., Ltd.	August 24, 2007	PRC	100%
Shanghai Noah Financial Services Co., Ltd.*	April 18, 2008	PRC	100%
Noah Private Wealth Management (Hong Kong) Limited	January 3, 2011	Hong Kong	100%
Shanghai Rongyao Information Technology Co., Ltd.	March 2, 2011	PRC	100%
Kunshan Noah Xingguan Investment Management Co., Ltd.	August 12, 2011	PRC	100%
Noah Holdings (Hong Kong) Limited	September 1, 2011	Hong Kong	100%

*	In August 2012, Shanghai Noah Yuanzheng Investment Consulting Co., Ltd. was renamed as Shanghai Noah Financial Service Co., Ltd., after it obtained the regulatory approval to authorize its business scope to include providing investment advisory wealth management and related financial services.

Noah Investment’s significant subsidiaries as of December 31, 2012 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.*	September 29, 2007	PRC	100%
Shanghai Noah Rongyao Insurance Broker Co., Ltd.	September 24, 2008	PRC	100%
Tianjin Gefei Asset Management Co., Ltd.**	March 18, 2010	PRC	100%
Gefei Asset Management Co., Ltd.**	February 9, 2012	PRC	100%

*	In February 2012, Shanghai Noah Investment Consulting Co., Ltd. was granted a mutual fund distribution license by the China Securities Regulatory Commission (“CSRC”), and was subsequently renamed as Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.
**	In March 2012, Noah Investment acquired 100% equity interest of Tianjin Gefei Asset Management Co., Ltd (“Tianjin Gefei”) and Gefei Asset Management Co., Ltd (“Gefei Asset”) which was established in February 2012 from Shanghai Noah Financial Services Co., Ltd. at cost. The transaction was recorded as reorganization between entities under common control with no impact on the consolidated financial statements.